UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

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Table of Contents
Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	9

Risk Considerations	11

Performance Overview and Holding Summaries	12

Portfolios of Investments	16

Statement of Assets and Liabilities	44

Statement of Operations	45

Statement of Changes in Net Assets	46

Statement of Cash Flows	47

Financial Highlights	48

Notes to Financial Statements	50

Additional Fund Information	63

Glossary of Terms Used in this Report	64

Reinvest Automatically, Easily and Conveniently	66

NUVEEN  3

Chairman’s Letter to Shareholders
Dear Shareholders,
After a sluggish first half of 2016, the U.S. economy gained some momentum in the third quarter. In fact, it was the economy’s strongest quarterly acceleration in two years, propelled by healthy consumer spending, a temporary surge in exports and a turnaround in inventories. As the year wound down, 2016 looked on track to deliver the same steady-but-slow growth that has characterized the seven-year recovery.
A year ago, the U.S. Federal Reserve (Fed) took the first step toward policy “normalization” by raising its benchmark interest rate at its December 2015 meeting. Speculation about the Fed’s intentions since then has been a strong influence on the markets throughout 2016. After remaining on hold for a year, the Fed judged that the economy’s modest growth, the return to “full” employment and an uptick in inflation were sufficient to raise the target rate at the December 2016 meeting.
The global economy stayed on a path of low growth overall. Some concerns eased in 2016: China managed a gradual slowdown, stabilizing commodity prices provided some relief to emerging markets and the U.K. and eurozone economies held steady despite the U.K.’s surprise vote to leave the European Union. However, other uncertainties have surfaced. The threat of protectionism and potential trade wars has risen amid the populist sentiment underscoring the Brexit majority and the election of Donald Trump, as well as appearing in campaign rhetoric across Europe as elections loom in 2017. Moreover, there are growing concerns that global central banks’ unprecedented efforts to revive growth may be showing signs of fatigue. Interest rates are currently at or near zero across the developed world and only slightly higher than that in the U.S.; nonetheless, growth has remained subdued.
Since the election, U.S. stocks have rallied strongly on expectations that the Republican controlled Congress and Trump administration will pursue more business friendly policies. But the details have yet to be seen. Given muted global growth, the risk of policy errors by central banks around the world, the unfolding Brexit process and an uncertain political outlook (not just in the U.S. but also in Europe), we anticipate that turbulence remains on the horizon for the time being. In this environment, Nuveen remains committed to both managing downside risks and seeking upside potential. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
William J. Schneider
Chairman of the Board
 January 23, 2017
4  NUVEEN

Portfolio Managers’ Comments

Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Investments, Inc. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, Steven M. Hlavin and Daniel J. Close, CFA, discuss key investment strategies and the six-month performance of these two Nuveen Funds. John, Tim and Steve have managed NID since its inception in December 2012 and Dan has managed NIQ since its inception in February 2013.
What key strategies were used to manage NID and NIQ during the six-month reporting period ended November 30, 2016?
After declining in the first half of the reporting period, interest rates began to rise moderately at first then accelerated steeply in the aftermath of the November U.S. presidential election. Fixed income yields, including those of municipal bonds, ended the six-month reporting period higher. Municipal bond credit spreads also widened in this reporting period, driven by a reversal of investor flows from high yield municipal bond mutual funds. This environment was negative for municipal bond performance, leading the broad market lower for the reporting period as a whole.
Despite the more challenging backdrop, our trading activity continued to focus on pursuing the Funds’ investment objectives. We continued to seek bonds in areas of the market that we expected to perform well as the economy continued to improve. The Funds’ positioning emphasized intermediate and longer maturities, some lower-rated credits and sectors offering higher yields. To fund these purchases, we generally reinvested the proceeds from called and maturing bonds. In some cases, we sold bonds that we believed had deteriorating fundamentals or could be traded for a better relative value, as well as selling short-dated, higher quality issues that we tend to hold over short timeframes as a source of liquidity.
The two Funds’ overall positioning remained stable over the reporting period. NID’s trading was moderately active. Most of NID’s buying was due to reinvesting the proceeds from called and maturing bonds, but we also sold a considerable portion of the Fund’s Virgin Islands paper and reinvested those proceeds. Additions to NID’s portfolio included local general obligation (GO) bonds issued for the Chicago Board of Education, health care credits and industrial development revenue (IDR) bonds. NIQ bought one state GO, one insured toll road credit, one AAA rated water and sewer issue and one utility bond. The purchases were funded by call and maturity proceeds.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
NUVEEN  5

Portfolio Managers’ Comments (continued)
As of November 30, 2016, both of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NID and NIQ also used duration shortening forward interest rate swaps to help maintain the Funds’ ten-year maximum duration mandate. Early in the reporting period, NIQ eliminated its duration hedge and did not hold any forward interest rate swap positions as of the end of the period. Since long-term interest rates generally increased during the holding periods of the swaps, the swaps had a negligible impact on performance.
How did NID and NIQ perform during the six-month reporting period ended November 30, 2016?
The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year and since-inception periods ended November 30, 2016. Each Fund’s total returns at common share net asset value (NAV) are compared with the performance of a corresponding market index.
For the six months ended November 30, 2016, the total returns at common share NAV for NID and NIQ underperformed the returns for the S&P Intermediate Duration Municipal Yield Index and the S&P Municipal Bond Intermediate Index, respectively.
The main factors influencing the Funds’ relative performance during this reporting period were duration and yield curve positioning, ratings allocations, sector positioning and credit selection. In addition, the use of regulatory leverage was an important factor negatively affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
Duration and yield curve positioning was disadvantageous for NID’s relative performance but helped NIQ’s relative results. In this reporting period, interest rates increased more on the longer end of the yield curve than on the shorter end. As a result, short maturity municipal bonds outperformed long maturity municipal bonds. NID maintained a slightly longer duration than the benchmark index, and the Fund’s greater exposure to longer maturity bonds underperformed as the yield curve steepened. NIQ’s positioning, however, was underweight in the longest maturity bonds. This, together with an overweight to the shortest maturities, helped NIQ’s duration and yield curve positioning contribute positively to performance.
Ratings allocation had a relatively neutral effect on NID’s performance and was beneficial for NIQ’s performance. NIQ’s underweight allocation to AAA rated credits, a group which underperformed, and an overweight to non-rated bonds, which performed well, drove relative gains.
Sector positioning detracted from both Funds’ relative performance. NID’s significant underweight to Puerto Rico bonds was detrimental to relative returns. Puerto Rico bonds performed strongly during this reporting period due to positive sentiment surrounding new legislation designed to help the Commonwealth manage its debt burden. NID was also hurt by its overweight to some of the sectors that saw greater-than-average credit spread widening during this reporting period, namely health care, tobacco and IDR. For NIQ, the higher education sector was favorable to performance, but gains were offset by its allocation to appropriation bonds. In addition, in August 2016, we established a position in the bonds of FirstEnergy Generation Corp., an energy producer that unexpectedly announced possible future debt restructuring tied to the company’s financial difficulties. Following this announcement, the bonds lost significant value and had a negative impact on the Fund’s results.

6  NUVEEN

An Update Involving Puerto Rico
As noted in the Funds’ previous shareholder reports, we continue to monitor situations in the broader municipal market for any impact on the Funds’ holdings and performance: the ongoing economic problems of Puerto Rico is one such case. Puerto Rico’s continued economic weakening, escalating debt service obligations, and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico has warned investors since 2014 that the island’s debt burden may be unsustainable and the Commonwealth has been exploring various strategies to deal with this burden, including Chapter 9 bankruptcy, which is currently not available by law. On June 30, 2016, President Obama signed the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA) into law. The legislation creates a path for Puerto Rico to establish an independent oversight board responsible for managing the government’s financial operations and restructure debt. Implementation is expected to take time, as the law focuses on developing a comprehensive five-year fiscal plan.
In terms of Puerto Rico holdings, shareholders should note that NID had limited exposure, which was insured, to Puerto Rico debt during this reporting period, generally totaling under 0.5%, while NIQ had no exposure to Puerto Rico bonds. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). Puerto Rico general obligation debt is currently rated Caa2/CC/CC (below investment grade) by Moody’s, S&P and Fitch, respectively, with negative outlooks.
A Note About Investment Valuations
The municipal securities held by the Funds are valued by the Funds’ pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. These differences could be significant, both as to such individual securities, and as to the value of a given Fund’s portfolio in its entirety. Thus, the current net asset value of a Fund’s shares may be impacted, higher or lower, if the Fund were to change pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Funds’ current municipal bond pricing service was acquired by the parent company of another pricing service. The two services have not yet combined their valuation organizations and process, but may do so in the future. Thus there is an increased risk that the organization acting as each Fund’s pricing service may change, or that the Funds’ pricing service may change its valuation methodology, either of which could have an impact on the net asset value of each Fund’s shares.

NUVEEN  7

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a negative impact on the performance of both Funds over this reporting period.
As of November 30, 2016, the Funds’ percentages of leverage are as shown in the accompanying table.
	NID	NIQ
Effective Leverage*	37.02%	37.35%
Regulatory Leverage*	22.07%	24.09%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regu- latory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calcu- lation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE
As of November 30, 2016, the Funds have issued and outstanding Variable Rate MuniFund Term Preferred (VMTP) Shares as shown in the accompanying table.
	VMTP Shares
		Shares Issued at
		Liquidation
Series		Preference
NID	2018	$175,000,000
NIQ	2018	$55,000,000

Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares for further details on VMTP Shares and each Fund’s respective transactions.

8  NUVEEN

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of November 30, 2016. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NID	NIQ
June 2016	$0.0570	$0.0450
July	0.0570	0.0450
August	0.0570	0.0450
September	0.0570	0.0425
October	0.0570	0.0425
November 2016	0.0570	0.0425
Total Distributions from Net Investment Income	$0.3420	$0.2625
Yields
Market Yield*	5.34%	4.15%
Taxable-Equivalent Yield*	7.42%	5.76%

*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield would be lower.

Each Fund in this report seeks to pay regular monthly dividends out of their net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
As of November 30, 2016, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. NID had a positive UNII balance while NIQ had a negative UNII balance for financial reporting purposes.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the

NUVEEN  9

Common Share Information (continued)
composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.
COMMON SHARE REPURCHASES
During August 2016, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.
As of November 30, 2016, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	0	0
Common shares authorized for repurchase	4,690,000	1,310,000

OTHER COMMON SHARE INFORMATION

As of November 30, 2016, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NID	NIQ
Common share NAV	$13.17	$13.24
Common share price	$12.81	$12.29
Premium/(Discount) to NAV	(2.73)%	(7.18)%
6-month average premium/(discount) to NAV	(4.13)%	(5.90)%

10  NUVEEN

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Intermediate Duration Municipal Term Fund (NID)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.
NUVEEN  11

NID
Nuveen Intermediate Duration Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NID at Common Share NAV	(4.91)%	0.99%	2.69%
NID at Common Share Price	(4.01)%	7.20%	1.17%
S&P Intermediate Duration Municipal Yield Index	(1.19)%	1.97%	3.06%
S&P Municipal Bond Index	(2.82)%	0.48%	2.00%

Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
12  NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	127.0%
Short-Term Municipal Bonds	0.2%
Other Asset Less Liabilities	1.6%

Net Asset Plus Floating Rate
Obligations & VMTP Shares,
at Liquidation Preference	128.8%
Floating Rate Obligations	(0.5)%
VMTP Shares, at Liquidation Preference	(28.3)%
Net Assets	100%

Credit Quality
(% of total investment exposure)[1]
AAA/U.S. Guaranteed	4.5%
AA	23.5%
A	15.6%
BBB	12.6%
BB or Lower	25.7%
N/R (not rated)	18.1%
Total	100%

Portfolio Composition
(% of total investments)[1]
Tax Obligation/Limited	22.9%
Health Care	13.6%
Consumer Staples	10.0%
Industrials	7.9%
Transportation	7.8%
Education and Civic Organizations	7.7%
Utilities	7.0%
Long Term Care	6.0%
Tax Obligation/General	5.7%
Other	11.4%
Total	100%

States and Territories
(as a % of total investments)[1]
Illinois	10.5%
California	9.7%
Florida	9.0%
Texas	6.9%
New Jersey	5.8%
Michigan	5.8%
Ohio	5.7%
New York	5.1%
Pennsylvania	5.1%
Colorado	4.0%
Alabama	2.6%
Indiana	2.5%
Washington	2.3%
Guam	2.0%
Wisconsin	2.0%
Kansas	1.8%
Other	19.2%
Total	100%

[1]	Excluding investments in derivatives.
NUVEEN  13

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NIQ at Common Share NAV	(5.69)%	(0.87)%	1.98%
NIQ at Common Share Price	(7.38)%	1.27%	(0.86)%
S&P Municipal Bond Intermediate Index	(3.15)%	(0.26)%	1.99%
S&P Municipal Bond Index	(2.82)%	0.48%	2.27%

Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

14  NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	127.1%
Short-Term Municipal Bonds	2.4%
Other Asset Less Liabilities	2.2%
Net Asset Plus VMTP Shares,
at Liquidation Preference	131.7%
VMTP Shares, at Liquidation Preference	(31.7)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	4.9%
AA	36.1%
A	21.2%
BBB	19.5%
BB or Lower	10.7%
N/R (not rated)	7.6%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	18.8%
Utilities	17.6%
Transportation	13.9%
Health Care	13.8%
Tax Obligation/General	8.9%
Education and Civic Organizations	8.6%
Consumer Staples	5.7%
Other	12.7%
Total	100%

States and Territories
(as a % of total investments)
California	11.2%
Illinois	10.5%
Texas	8.3%
Florida	7.2%
New Jersey	5.4%
Tennessee	4.9%
Michigan	4.6%
Ohio	4.4%
Pennsylvania	3.3%
New York	2.8%
Colorado	2.7%
Alabama	2.5%
Kentucky	2.5%
Missouri	2.1%
Maine	2.0%
Mississippi	1.9%
Massachusetts	1.8%
Indiana	1.8%
Georgia	1.7%
Other	18.4%
Total	100%

NUVEEN  15

NID
Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.0% (99.9% of Total Investments)

	MUNICIPAL BONDS – 127.0% (99.9% of Total Investments)

	Alabama – 3.3% (2.6% of Total Investments)
$235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	2/17 at 100.00	B1	$236,175
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	2/17 at 100.00	AA–	7,035,000
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	2/17 at 100.00	AA–	668,325
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
10,000	5.250%, 1/01/20	2/17 at 100.00	A–	10,043,099
200	5.500%, 1/01/22 – AGM Insured	2/17 at 100.00	AA	200,862
2,000	5.250%, 1/01/23	2/17 at 100.00	A–	2,008,620
20,100	Total Alabama			20,192,081
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B3	1,862,020
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.6% (1.2% of Total Investments)
785	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	2/17 at 100.00	N/R	785,361
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,169,600
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	663,336
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
60	4.000%, 7/01/18	No Opt. Call	BB–	60,605
1,050	5.000%, 7/01/23	No Opt. Call	BB–	1,091,748
90	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB	96,804
	Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities
	Foundation, Inc. Project, Series 2014:
1,295	5.000%, 2/01/18	No Opt. Call	B+	1,314,088
1,000	5.125%, 2/01/34	2/24 at 100.00	B+	955,390
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB	748,668
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (4)	871,608
	5.000%, 7/01/19 (ETM)
904	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	2/17 at 100.00	N/R	875,479
	2005, 5.750%, 7/01/22
9,439	Total Arizona			9,632,687
	California – 12.3% (9.7% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	103,655
	Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	4,948,751
	Option Bond Trust 2016-XG0089, 24.134%, 8/01/30 (IF) (5)
935	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	3/21 at 100.00	Ba3 (4)	1,068,172
	(Pre-refunded 3/01/21)

16  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	$765,180
	Option Bond Trust 2016-XG0019, 3.751%, 4/01/36 (Mandatory put 4/01/27) (IF) (5)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB+	532,920
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,579,050
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
2,300	5.000%, 12/01/27	6/26 at 100.00	BB	2,467,187
2,375	5.000%, 12/01/28	6/26 at 100.00	BB	2,528,354
2,125	California Statewide Community Development Authority, Revenue Bonds, International School of	2/17 at 100.00	N/R	2,127,274
	the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,268,950
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B	13,180,989
5,100	5.000%, 6/01/33	6/17 at 100.00	B–	4,626,516
1,225	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	1,262,755
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	327,354
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
800	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	800,216
	Bonds, Series 2007, 4.625%, 6/01/21
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	298,023
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	929,842
1,165	0.000%, 8/01/19	No Opt. Call	N/R	1,001,492
1,310	0.000%, 8/01/20	No Opt. Call	N/R	1,060,249
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,102,638
2,430	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	No Opt. Call	Ba1 (4)	2,599,371
	5.500%, 11/01/19 (ETM)
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	5,706,550
	6.625%, 11/01/29 (Pre-refunded 11/01/19)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	747,852
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
305	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott	No Opt. Call	N/R	323,355
	Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series	9/24 at 100.00	N/R	541,680
	2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	2,804,329
	2005A, 5.750%, 10/01/24 – AGM Insured
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	285,220
	Bonds Series 2013, 5.000%, 9/01/20
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	102,581
	Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/17 at 100.00	AA–	425,515
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB+	564,157
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,590,690
	Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32

NUVEEN  17

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	$1,590,690
	Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,835,000
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,490	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	2/17 at 100.00	B+	1,498,910
	Bonds, Series 2005A-1, 4.750%, 6/01/23
100	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	107,024
	(Pre-refunded 8/01/19)
240	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	257,738
72,615	Total California			75,960,229
	Colorado – 5.1% (4.0% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	509,924
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
2,120	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	2,130,028
	& Improvement Series 2007, 4.750%, 12/01/37 – RAAI Insured
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation	12/17 at 100.00	N/R (4)	4,185,585
	Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22
	(Pre-refunded 12/01/17)
630	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B	654,910
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R (4)	541,175
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)
145	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	152,591
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	N/R (4)	862,288
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	768,221
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (6)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA	3,898,494
	2015-XF0223, 12.460%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	20.708%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	184,635
300	20.708%, 3/01/26 (IF) (5)	No Opt. Call	Aa2	564,225
430	20.662%, 3/01/27 (IF) (5)	No Opt. Call	Aa2	818,307
725	20.708%, 3/01/28 (IF) (5)	No Opt. Call	Aa2	1,363,036
200	20.708%, 3/01/29 (IF) (5)	No Opt. Call	Aa2	371,450
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,008,220
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	No Opt. Call	Baa2	2,216,300
	Refunding Senior Lien Series 2016, 5.000%, 12/01/26
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	3,824,021
	NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	850,368
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (4)	261,895
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	516,655
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,063,100
215	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R (4)	224,318
	Refunding Series 2007, 5.200%, 12/01/17 (ETM)

18  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$870	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016,	No Opt. Call	N/R	$833,347
	3.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A+	3,410,315
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
30,179	Total Colorado			31,213,408

	Connecticut – 0.0% (0.0% of Total Investments)
6,848	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	266,711
	2013A, 6.050%, 7/01/31, PIK (6)

	District of Columbia – 0.7% (0.5% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	500,660
500	4.000%, 10/01/20	No Opt. Call	BB+	497,045
670	4.000%, 10/01/21	No Opt. Call	BB+	658,543
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 2016-XF2341:
745	19.449%, 6/01/29 (IF) (5)	6/21 at 100.00	Aa3	975,242
785	19.380%, 6/01/30 (IF) (5)	6/21 at 100.00	Aa3	1,018,302
520	19.449%, 6/01/31 (IF) (5)	6/21 at 100.00	Aa3	667,836
3,720	Total District of Columbia			4,317,628

	Florida – 11.4% (9.0% of Total Investments)
1,690	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,563,825
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	461,669
150	5.000%, 11/15/23	No Opt. Call	BBB	166,773
760	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	727,708
	2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc.	7/25 at 100.00	N/R	7,496,351
	Project, Series 2015, 5.750%, 7/01/30
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	2/17 at 100.00	AA–	427,300
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,200	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,325,554
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,022,660
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	2/17 at 100.00	N/R	3,003,660
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
2,365	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	2,515,792
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
920	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	942,742
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
215	6.000%, 9/01/17	No Opt. Call	N/R	221,196
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,517,580
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,030	5.250%, 11/01/22	No Opt. Call	N/R	1,054,658
1,305	5.750%, 11/01/32	No Opt. Call	N/R	1,319,760
2,205	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,215,474
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27

NUVEEN  19

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	$1,011,630
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
395	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	2/17 at 100.00	N/R	236,727
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,741,673
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond
	Trust 2016-XG0099:
700	18.673%, 7/01/22 (IF) (5)	No Opt. Call	A	1,190,735
820	18.673%, 7/01/23 (IF) (5)	7/22 at 100.00	A	1,475,262
1,115	18.673%, 7/01/24 (IF) (5)	7/22 at 100.00	A	1,888,810
800	18.673%, 7/01/25 (IF) (5)	7/22 at 100.00	A	1,344,000
1,080	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,124,842
	Bonds, Refunding Series 2012, 4.875%, 5/01/22
1,750	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	No Opt. Call	N/R	1,793,173
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	560,815
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	942,165
	Series 2013A, 5.000%, 11/01/33
540	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	545,665
	Refunding Series 2013, 3.500%, 5/01/19
2,150	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.500%, 10/01/24	10/17 at 100.00	BBB	2,205,664
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,832,143
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding	5/23 at 100.00	N/R	1,130,147
	Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,244,849
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,581,358
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,708,153
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,526,154
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 2016-XG0097:
400	18.532%, 7/01/27 (IF) (5)	7/22 at 100.00	A	638,660
290	18.532%, 7/01/28 (IF) (5)	7/22 at 100.00	A	456,649
1,000	13.583%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,214,750
1,000	13.583%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,184,850
1,000	18.532%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,513,350
1,760	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	2/17 at 100.00	N/R	1,719,502
	5.400%, 5/01/37
1,695	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,757,207
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,459,022
	Refunding Series 2013, 4.000%, 5/01/23
555	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	586,280
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
65,085	Total Florida			70,596,937

20  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 1.3% (1.0% of Total Investments)
$2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	$2,388,220
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue
	Bonds, Lenbrook Project, Series 2006A:
1,200	5.000%, 7/01/17 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	1,201,512
4,500	5.000%, 7/01/27	1/17 at 100.00	N/R	4,502,160
7,700	Total Georgia			8,091,892
	Guam – 2.6% (2.0% of Total Investments)
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,370	6.000%, 12/01/20	No Opt. Call	B+	1,420,896
325	6.875%, 12/01/40	12/20 at 100.00	B+	346,678
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	1,200,276
	Series 2014A, 5.000%, 7/01/29
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,127,360
	2010, 5.250%, 7/01/25
1,365	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A–	1,529,960
	2013, 5.250%, 7/01/24
670	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	717,550
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	N/R (4)	2,879,174
	(Pre-refunded 11/15/19)
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB– (4)	2,078,260
	(Pre-refunded 11/15/17)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+ (4)	1,114,810
	(Pre-refunded 12/01/19)
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,236,856
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	212,914
14,555	Total Guam			15,864,734
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	6,106,481
	University, Series 2015, 5.000%, 7/01/20
535	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BBB	537,301
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	2/17 at 100.00	BB–	1,555,627
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)
8,155	Total Hawaii			8,199,409
	Illinois – 13.2% (10.4% of Total Investments)
8,480	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/22 at 100.00	N/R	8,478,473
	3.490%, 6/15/23
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	1,006,890
	2016A, 7.000%, 12/01/26
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	1,135,178
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	861,255
2,627	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,498,728
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
254	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	2/17 at 100.00	Ba2	254,235
	Series 2010, 6.870%, 2/15/24
879	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	2/17 at 100.00	N/R	618,351
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (6)

NUVEEN  21

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,465	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	No Opt. Call	BBB+	$2,444,023
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,675,845
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	847,510
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,493,130
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	19.125%, 11/15/29 (IF) (5)	11/22 at 100.00	AA–	1,175,550
3,040	19.125%, 11/15/33 (IF) (5)	11/22 at 100.00	AA–	3,920,992
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,125,718
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,652,640
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,003,280
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	5,659,290
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust
	2016-XF2339:
480	19.258%, 9/01/21 (IF) (5)	No Opt. Call	BBB	712,354
330	19.224%, 9/01/21 (IF) (5)	No Opt. Call	BBB	489,440
435	19.209%, 9/01/22 (IF) (5)	No Opt. Call	BBB	666,398
3,250	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/17 at 100.00	BB–	3,250,033
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding
	Series 2006A:
2,680	5.000%, 4/01/24	2/17 at 100.00	Baa3	2,680,295
1,950	5.000%, 4/01/26	2/17 at 100.00	Baa3	1,949,844
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	668,220
770	4.000%, 5/15/19	No Opt. Call	Baa1	800,931
895	5.000%, 5/15/20	No Opt. Call	Baa1	962,850
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,123,389
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,326,959
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,702,465
2,000	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB	2,178,300
	5.000%, 2/15/24
120	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	133,494
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	111,245
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (4)	3,648,835
620	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Refunding Series 2010A,	No Opt. Call	BBB+ (4)	638,036
	5.000%, 8/15/17 (ETM)
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	AA	2,720,425
	6/15/27 – AGM Insured
2,300	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 –	No Opt. Call	BBB	1,777,693
	AMBAC Insured
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	BBB+	1,509,305
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB+	1,832,618
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,304,680
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 15.025%,	No Opt. Call	AA	2,609,360
	8/01/23 – AGM Insured (IF) (5)

22  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
$1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	$1,216,886
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	219,850
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,699,650
	Series 2015, 5.000%, 3/01/33 – BAM Insured
79,205	Total Illinois			81,784,643
	Indiana – 3.2% (2.5% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,336,713
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	4,029,857
	Project, Series 2013A, 6.000%, 3/01/33
915	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-NW Indiana, LLC Project,	No Opt. Call	B–	920,334
	Series 2013A, 6.250%, 7/01/23
890	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	B–	895,189
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
650	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	625,820
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B	5,355,500
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	6,335,316
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
360	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	399,874
	5.875%, 1/01/24 (Alternative Minimum Tax)
20,330	Total Indiana			19,898,603
	Iowa – 2.0% (1.5% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
4,640	5.000%, 12/01/19	No Opt. Call	B	4,632,947
1,150	5.500%, 12/01/22	12/18 at 100.00	B	1,135,924
2,100	5.250%, 12/01/25	12/23 at 100.00	B	2,039,331
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	N/R	3,976,594
	Project, Series 2016, 5.875%, 12/01/26
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
180	4.000%, 9/01/18 (ETM)	No Opt. Call	N/R (4)	188,402
200	3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	207,214
12,260	Total Iowa			12,180,412
	Kansas – 2.3% (1.8% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,127,700
	Obligated Group, Tender Option Bond Trust 2016-XG0056, 20.289%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	450,960
	Obligated Group, Tender Option Bond Trust 2015-XF2190, 16.622%, 11/15/32 (IF) (5)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility,	12/25 at 100.00	A3	222,450
	Series 2015A, 5.000%, 12/01/28
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	1,748,110
	Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No.	No Opt. Call	N/R	1,730,620
	1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	6,870,880
	Project, Series 2012, 5.250%, 12/15/29
14,260	Total Kansas			14,150,720

NUVEEN  23

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 0.9% (0.7% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East
	Jefferson General Hospital, Refunding Series 2011:
$1,850	6.250%, 7/01/26	No Opt. Call	BB	$1,853,848
60	6.250%, 7/01/31	7/21 at 100.00	BB	64,202
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	1,561,260
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	286,708
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	594,740
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	AA–	1,127,630
	5.000%, 7/01/22
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	293,108
	Refunding Series 2015, 5.250%, 11/15/29
5,445	Total Louisiana			5,781,496
	Maine – 0.1% (0.0% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	BBB	382,081
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,165	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line	9/26 at 100.00	BBB+	1,277,760
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/30 (Alternative Minimum Tax)
	Massachusetts – 2.0% (1.6% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,755,737
	2006, 5.000%, 1/01/27 – ACA Insured
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2016E:
1,000	5.000%, 7/01/26	No Opt. Call	BBB	1,130,820
3,960	5.000%, 7/01/27	7/26 at 100.00	BBB	4,367,207
1,695	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	1,833,532
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/17 at 100.00	N/R	3,161,340
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
11,560	Total Massachusetts			12,248,636
	Michigan – 7.3% (5.8% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	1/17 at 100.00	AA–	207,116
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
1,055	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	2/17 at 100.00	N/R	1,055,696
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	1,284,859
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,750,750
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,704,900
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,670,300
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,267,400
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,250,800
615	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	618,598
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
290	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	286,448
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21

24  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	$1,217,420
	Trust 2015-XF0126, 19.987%, 12/01/27 (IF) (5)
470	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	475,551
	Public School Academy, Series 2007, 5.000%, 9/01/22
1,875	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,777,875
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
15,005	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	15,114,836
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	No Opt. Call	BBB	1,642,469
	Refunding Series 2012, 5.000%, 3/01/33
42,235	Total Michigan			45,325,018
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and
	Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	269,890
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	255,490
510	Total Minnesota			525,380
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB+	1,847,528
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	20.333%, 1/01/26 (IF) (5)	1/22 at 100.00	AA–	1,234,400
500	20.333%, 1/01/28 (IF) (5)	1/22 at 100.00	AA–	750,275
3,145	Total Mississippi			3,832,203
	Missouri – 1.7% (1.3% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	2/17 at 100.00	N/R	3,359,405
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
585	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	2/17 at 100.00	AA	586,106
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,022,320
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	886,175
	Improvement Series 2014A, 5.000%, 5/01/24
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	410,248
800	5.000%, 11/15/25	No Opt. Call	N/R	848,464
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
370	5.375%, 11/01/23	2/17 at 100.00	N/R	370,485
905	5.500%, 11/01/27	2/17 at 100.00	N/R	905,851
10,410	Total Missouri			10,389,054
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,232,200
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,560,109
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	701,008
	Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,493,317

NUVEEN  25

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 1.1% (0.9% of Total Investments)
$1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	No Opt. Call	BBB+	$1,761,019
	Refunding Series 2012, 5.000%, 9/01/27
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	668,813
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
440	4.000%, 3/01/17	No Opt. Call	N/R	439,622
520	4.000%, 3/01/18	No Opt. Call	N/R	518,315
495	4.000%, 3/01/19	No Opt. Call	N/R	490,817
565	5.000%, 3/01/20	No Opt. Call	N/R	573,424
595	5.000%, 3/01/21	No Opt. Call	N/R	602,426
615	5.000%, 3/01/22	No Opt. Call	N/R	620,474
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%,	6/19 at 100.00	BBB+ (4)	1,147,340
	6/15/23 (Pre-refunded 6/15/19)
6,480	Total Nevada			6,822,250
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	264,393
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	484,760
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	300,048
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	334,758
1,455	Total New Hampshire			1,383,959
	New Jersey – 7.3% (5.8% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	3,366,798
	Evergreens Project, Series 2007, 5.625%, 1/01/38
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	6/22 at 100.00	BBB+	958,131
	5.000%, 6/15/25
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 2016-XF2340:
1,440	3.433%, 9/01/25 (IF) (5)	3/25 at 100.00	A3	956,952
1,200	4.943%, 9/01/27 (IF) (5)	3/23 at 100.00	A3	782,580
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	3,244,410
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	8,008,133
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,466,270
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,354,872
	System, Series 2016A, 5.000%, 7/01/30
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB– (4)	5,419,050
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
815	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group,	7/17 at 100.00	BBB	827,559
	Series 2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A+	825,325
	18.772%, 1/01/24 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,985	4.625%, 6/01/26	6/17 at 100.00	B+	10,890,089
1,380	5.000%, 6/01/29	6/17 at 100.00	B	1,278,846
44,245	Total New Jersey			45,379,015

26  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico – 0.5% (0.4% of Total Investments)
$1,215	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	2/17 at 100.00	N/R	$1,215,170
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,048,860
	Project, Series 2012, 5.000%, 5/15/32
3,215	Total New Mexico			3,264,030
	New York – 6.5% (5.1% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	516,580
570	4.000%, 4/01/23	No Opt. Call	BBB–	575,096
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
255	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	259,437
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,126,289
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series
	2013A:
820	5.000%, 5/01/23	No Opt. Call	BB+	897,588
975	5.000%, 5/01/28	5/23 at 100.00	BB+	1,031,999
20	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	N/R (4)	23,180
	2013A, 5.000%, 5/01/23 (ETM)
25	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	5/23 at 100.00	N/R (4)	28,975
	2013A, 5.000%, 5/01/28 (Pre-refunded 5/01/23)
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,065,510
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	978,580
	Refunding Series 2006A-2, 5.250%, 6/01/26
200	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	200,012
	College of Aeronautics, Series 2006A, 5.000%, 12/01/16
70	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	70,004
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	190,536
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,673,095
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
2,755	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	No Opt. Call	BB–	2,991,186
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/21 (Alternative Minimum Tax)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,784,745
430	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	437,000
1,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	1,608,640
	Series 2007A, 5.000%, 12/01/23
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	12/16 at 100.00	BBB– (4)	5,011,400
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28 (Pre-refunded 12/30/16)
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	2/17 at 100.00	BB–	5,026,756
10,000	5.000%, 6/01/34	2/17 at 100.00	B	9,540,900
39,755	Total New York			40,037,508
	Ohio – 7.3% (5.7% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	19,183,961
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24

NUVEEN  27

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	B	$479,350
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	B1	5,543,100
	Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)
14,195	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	6,800,115
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,159,460
	Project, Series 2009E, 5.625%, 10/01/19
130	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	129,074
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	No Opt. Call	B	236,803
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	B	958,260
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,602,368
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/17 at 100.00	BB+	5,883,060
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
56,875	Total Ohio			44,975,551
	Oklahoma – 0.6% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	3,572,712
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,056,980
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	731,883
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,788,863
	Pennsylvania – 6.4% (5.1% of Total Investments)
2,188	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,200,299
	Series 2013, 5.000%, 5/15/26
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,320	6.500%, 5/01/17	No Opt. Call	B	3,359,906
3,300	6.750%, 11/01/24	11/19 at 100.00	B	3,238,488
420	6.875%, 5/01/30	11/19 at 100.00	B	401,852
835	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	2/17 at 100.00	N/R	803,587
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa2	3,865,565
	Bonds, Series 2012A, 5.000%, 5/01/32
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	590,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	3,970,138
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,580,500
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	868,750
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30

28  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh	1/25 at 100.00	N/R	$996,160
	Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BB+	1,650,666
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/16 at 100.00	BB+	3,920,800
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	B	865,263
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	No Opt. Call	BB–	993,080
	Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	801,540
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,369,360
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BBB–	1,010,890
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BBB–	3,056,760
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
1,315	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	1,316,013
	Series 2012C, 3.000%, 1/01/17
40,513	Total Pennsylvania			39,859,617
	Puerto Rico – 0.6% (0.5% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	3,705,800
	5.500%, 7/01/27 – AMBAC Insured
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,395,760
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.2% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,399,149
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	18.870%, 11/01/27 (IF) (5)	11/22 at 100.00	A	2,407,875
1,010	18.853%, 11/01/28 (IF) (5)	11/22 at 100.00	A	1,597,335
1,255	18.870%, 11/01/29 (IF) (5)	11/22 at 100.00	A	1,955,416
5,215	Total South Carolina			7,359,775
	Tennessee – 1.6% (1.3% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,191,720
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	No Opt. Call	A	2,152,184
	Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
4,280	5.250%, 5/01/25	11/24 at 100.00	N/R	4,064,843
525	6.000%, 5/01/34	11/24 at 100.00	N/R	484,024
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	1,107,090
9,740	Total Tennessee			9,999,861

NUVEEN  29

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 8.7% (6.9% of Total Investments)
$275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	$275,385
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,008,190
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
885	4.500%, 11/01/18	No Opt. Call	N/R	894,717
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,557,825
475	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	479,679
	Residence, Series 2007, 5.000%, 7/01/27
95	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	N/R (4)	97,293
	Residence, Series 2007, 5.000%, 7/01/27 (Pre-refunded 7/01/17)
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	N/R (4)	2,243,787
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%,
	8/15/36 (Pre-refunded 8/15/18)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,007,790
	Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	4,172,500
	2016-XG0090, 21.701%, 12/01/30 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,041,300
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	344,018
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,607,550
535	5.000%, 6/01/21	No Opt. Call	Baa3	575,821
855	5.000%, 6/01/22	No Opt. Call	Baa3	928,983
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,001,596
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,329,213
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,785	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	BB–	1,918,804
	Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	222,272
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	261,045
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,026,990
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,590,255
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA+	4,096,380
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125,
	20.263%, 9/15/29 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.529%, 8/15/22 (IF) (5)	No Opt. Call	AA–	170,210
155	19.353%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	266,947
200	19.529%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	330,420
170	19.318%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	274,992

30  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
$245	5.625%, 12/15/17	No Opt. Call	BBB+	$253,129
6,820	6.250%, 12/15/26	No Opt. Call	BBB+	7,925,316
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,456,350
	2012, 5.000%, 12/15/22
3,500	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	BBB–	3,516,660
	Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series	9/25 at 100.00	N/R	1,143,138
	2015, 6.125%, 9/01/35
47,505	Total Texas			54,018,555
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,193,380
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.5% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B1	3,572,028
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative
	Minimum Tax)
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,694,755
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
	Virginia – 2.2% (1.7% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,282,558
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,056,540
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,495,474
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 2016-XG0080:
1,800	20.708%, 5/15/27 (IF) (5)	5/22 at 100.00	AA+	2,888,910
120	20.708%, 5/15/28 (IF) (5)	5/22 at 100.00	AA+	190,698
400	15.676%, 5/15/29 (IF) (5)	5/22 at 100.00	AA+	488,860
871	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	882,192
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	952,040
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	711,353
235	4.500%, 3/01/29	No Opt. Call	N/R	225,189
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,526,205
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding	No Opt. Call	A	1,615,183
	Series 2014, 5.000%, 10/01/23
11,711	Total Virginia			13,315,202
	Washington – 2.9% (2.3% of Total Investments)
4,000	Port of Seattle, Washington, Revenue Bonds, Series 2016B, 5.000%, 10/01/32 (Alternative	4/26 at 100.00	Aa2	4,430,480
	Minimum Tax) (UB)
485	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	444,192
	Series 2013, 5.750%, 4/01/43
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
3,300	6.000%, 10/01/22	No Opt. Call	N/R	3,570,699
2,100	6.500%, 10/01/32	No Opt. Call	N/R	2,218,419

NUVEEN  31

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
$1,000	5.000%, 7/01/21	No Opt. Call	A–	$1,088,200
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,107,370
5,000	Washington State Health Care Facilities Authority, Tender Option Bond Trust 2015-XF1017,	7/24 at 100.00	A–	4,996,800
	3.059%, 1/01/35 (Mandatory put 1/02/25) (IF) (5)
16,885	Total Washington			17,856,160
	Wisconsin – 2.5% (2.0% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	1,840,589
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
3,915	5.500%, 2/01/21	No Opt. Call	AA–	4,237,517
350	6.500%, 2/01/31	2/19 at 102.00	AA–	385,396
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin –	7/22 at 100.00	BBB–	423,964
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,208,592
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,614,009
675	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	688,696
	Series 2012, 5.000%, 4/01/22
2,705	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB	2,892,889
	TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,177,407
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.756%, 4/01/22 (IF) (5)	No Opt. Call	Aa3	84,013
100	19.480%, 4/01/23 (IF) (5)	No Opt. Call	Aa3	179,170
185	19.138%, 4/01/24 (IF) (5)	4/23 at 100.00	Aa3	324,483
100	19.480%, 4/01/25 (IF) (5)	4/23 at 100.00	Aa3	171,325
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	261,620
	Inc., Series 2010B, 5.000%, 4/01/30
14,410	Total Wisconsin			15,489,670
$ 769,000	Total Long-Term Investments (cost $804,056,252)			785,151,510

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)
	Illinois – 0.2% (0.1% of Total Investments)
$1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	2/17 at 100.00	B+	$999,550
	Series 2011C-1, 0.960%, 3/01/32 (Mandatory put 3/01/16) (7)
	Total Short-Term Investments (cost $996,250)			999,550
	Total Investments (cost $805,052,502) – 127.2%			786,151,060
	Floating Rate Obligations – (0.5)%			(3,200,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference (28.3)% (8)			(175,000,000)
	Other Assets Less Liabilities – 1.6% (9)			10,063,860
	Net Assets Applicable to Common Shares – 100%			$618,014,920

32  NUVEEN

Investments in Derivatives as of November 30, 2016
Interest Rate Swaps

									Variation
		Fund			Fixed Rate		Optional		Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	Date	Payable	(Depreciation)
JPMorgan Chase	$6,800,000	Receive	3-Month USD LIBOR-ICE	1.372%	Semi-Annually	8/11/17	—	8/11/27	$41,890	$584,267
Bank N.A.*
JPMorgan Chase	10,400,000	Receive	Weekly USD-SIFMA	1.295	Quarterly	10/30/17	11/30/17	10/30/29	—	858,558
Bank N.A.
	$17,200,000								$41,890	$1,442,825

*	Citigroup Global Markets Inc. is the clearing broker for this transaction.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,

Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 22.3%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and
Liabilities. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in
Derivatives. Inverse Floating Rate Securities for more information.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK	All or a portion of this security is payment-in-kind.
USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

See accompanying notes to financial statements.

NUVEEN  33

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.1% (98.2% of Total Investments)

	MUNICIPAL BONDS – 127.1% (98.2% of Total Investments)

	Alabama – 3.3% (2.5% of Total Investments)
$2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$3,211,800
	Bonds, Tender Option Bond Trust 2016-XL0024, 20.257%, 9/01/26 (IF) (4)
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	2/17 at 100.00	AA–	2,512,500
	4/01/22 – NPFG Insured
4,500	Total Alabama			5,724,300
	Arizona – 2.1% (1.6% of Total Investments)
355	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	2/17 at 100.00	N/R	355,163
	Campus Project, Series 2006, 5.100%, 10/01/22
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,076,371
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,165,460
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (5)	1,089,510
	5.000%, 7/01/19 (ETM)
3,385	Total Arizona			3,686,504
	California – 14.5% (11.2% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	10/23 at 100.00	AA	3,429,480
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	599,670
415	5.000%, 10/01/21	No Opt. Call	Baa1	453,848
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	1,991,026
	University Medical Center, Series 2014A, 5.250%, 12/01/34
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	2,721,480
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
475	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	489,640
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	673,312
1,185	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	No Opt. Call	A–	1,274,574
	Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,285	5.000%, 6/01/21	6/17 at 100.00	N/R	1,287,095
1,030	4.625%, 6/01/21	6/17 at 100.00	N/R	1,030,278
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	154,607
305	4.000%, 9/01/26	9/22 at 100.00	N/R	312,549
250	4.000%, 9/01/27	9/22 at 100.00	N/R	254,318
575	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	BBB–	607,286
	5.250%, 11/01/21
1,800	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District	No Opt. Call	N/R	1,976,184
	2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A,	No Opt. Call	A	169,651
	0.000%, 10/01/26 (6)

34  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$100	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	$100,094
	Project, Series 2007, 5.100%, 6/01/17
340	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	349,289
	Bonds Series 2013, 5.000%, 9/01/17
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	No Opt. Call	A+	2,324,340
	Airport, Second Series 2016A, 5.000%, 5/01/26
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/17 at 100.00	AA–	1,083,596
	Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured
800	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (5)	856,192
	(Pre-refunded 8/01/19)
1,860	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	1,997,473
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	999,648
	6.000%, 7/01/29
23,910	Total California			25,135,630
	Colorado – 3.5% (2.7% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	287,935
310	4.000%, 6/01/20	No Opt. Call	A	323,590
250	5.000%, 6/01/21	No Opt. Call	A	271,590
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust
	2016-XF2354:
100	20.708%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	184,635
300	20.708%, 3/01/26 (IF) (4)	No Opt. Call	Aa2	564,225
430	20.662%, 3/01/27 (IF) (4)	No Opt. Call	Aa2	818,307
725	20.708%, 3/01/28 (IF) (4)	No Opt. Call	Aa2	1,363,036
200	20.708%, 3/01/29 (IF) (4)	No Opt. Call	Aa2	371,450
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	305,736
	9/01/21 – NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (5)	1,608,035
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
4,480	Total Colorado			6,098,539
	Florida – 9.3% (7.2% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	456,238
150	5.000%, 11/15/23	No Opt. Call	BBB	166,773
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	No Opt. Call	N/R	477,084
	Project, Series 2013A, 5.500%, 11/01/23
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,431,379
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
435	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	459,825
	LLC Project, Series 2010A, 5.350%, 7/01/29
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	2,045,320
	Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,130,660
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A,	No Opt. Call	A2	3,309,960
	5.000%, 10/01/26
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
2,535	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	2,592,190
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	511,155

NUVEEN  35

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	No Opt. Call	BBB+	$1,547,182
	Series 2013A, 5.000%, 11/01/22
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB	256,988
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	No Opt. Call	BBB+	335,061
	Bonds, Series 2014A-1, 5.000%, 3/01/24
1,370	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,334,202
	Refunding Series 2013, 4.000%, 5/01/23
15,055	Total Florida			16,054,017
	Georgia – 2.2% (1.7% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,107,748
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/17 at 100.00	N/R	2,001,280
	5.000%, 2/01/34 – SYNCORA GTY Insured
878	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	2/17 at 100.00	N/R	739,227
3,903	Total Georgia			3,848,255
	Illinois – 12.7% (9.8% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	AA–	3,420,500
	15.708%, 11/15/25 (IF) (4)
990	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project,	1/18 at 102.00	N/R	1,029,531
	Senior Lien Series 2008, 6.550%, 1/01/20
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	1,000,820
	Series 2007, 5.000%, 12/01/26
1,385	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/17 at 100.00	BB–	1,385,014
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	2/17 at 100.00	Baa3	2,680,295
	2006A, 5.000%, 4/01/24
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A,	No Opt. Call	A1	4,536,280
	5.000%, 2/01/27
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	5,219,200
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	No Opt. Call	AA–	1,961,106
	2014A, 5.000%, 12/01/19
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	824,500
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
20,345	Total Illinois			22,057,246
	Indiana – 2.3% (1.8% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	1,094,415
	Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A,	No Opt. Call	AA+	1,747,740
	5.000%, 2/01/25
1,145	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB+	1,148,412
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
3,825	Total Indiana			3,990,567
	Iowa – 2.2% (1.7% of Total Investments)
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B	993,488
	Project, Series 2013, 5.000%, 12/01/19
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/19 at 105.00	N/R	851,922
	Project, Series 2016, 5.875%, 12/01/27

36  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	$1,953,160
	5.600%, 6/01/34
3,850	Total Iowa			3,798,570
	Kentucky – 2.2% (1.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,379,770
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	120,674
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,306,010
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
4,435	Total Kentucky			3,806,454
	Louisiana – 1.0% (0.7% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	520,420
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,131,840
1,500	Total Louisiana			1,652,260
	Maine – 2.4% (1.9% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,019,050
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	No Opt. Call	A+	710,365
340	5.000%, 7/01/27	No Opt. Call	A+	384,105
1,850	5.000%, 7/01/29	No Opt. Call	A+	2,066,745
3,810	Total Maine			4,180,265
	Maryland – 1.0% (0.7% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
	Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	213,231
275	5.000%, 7/01/22	No Opt. Call	Baa1	308,575
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,140,990
	Series 2011A, 5.000%, 9/15/22
1,470	Total Maryland			1,662,796
	Massachusetts – 2.0% (1.6% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	2/17 at 100.00	AA	250,533
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	1,002,280
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/22 at 100.00	BBB	451,815
	Series 2012C, 5.000%, 7/01/29
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	92,534
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	578,335
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	140,326
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	1,003,600
3,390	Total Massachusetts			3,519,423

NUVEEN  37

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 6.0% (4.6% of Total Investments)
$1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa1	$1,677,450
	Bond Trust 2016-XG0091, 21.086%, 5/01/30 – AGM Insured (IF) (4)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	2/17 at 100.00	AA–	5,006
	7/01/36 – NPFG Insured
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	2/17 at 100.00	AA–	5,013
	7/01/34 – NPFG Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	738,541
	Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	2,236,160
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,426,420
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/23 – AGM Insured
155	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	155,907
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	2,073,302
	Trust 2015-XF0126, 19.987%, 12/01/27 (IF) (4)
8,320	Total Michigan			10,317,799
	Minnesota – 2.0% (1.5% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	1/26 at 100.00	A–	632,654
	2016, 5.000%, 1/01/27
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project,	No Opt. Call	A–	825,285
	Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul
	Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	204,420
100	3.700%, 3/01/22	No Opt. Call	BBB–	99,849
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd
	Lutheran Home, Refunding Series 2013:
610	5.000%, 1/01/17	No Opt. Call	N/R	611,159
500	5.000%, 1/01/18	No Opt. Call	N/R	510,520
500	5.000%, 1/01/19	No Opt. Call	N/R	517,325
3,215	Total Minnesota			3,401,212
	Mississippi – 2.4% (1.9% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	20.333%, 1/01/24 (IF) (4)	1/22 at 100.00	AA–	1,293,040
1,000	20.333%, 1/01/25 (IF) (4)	1/22 at 100.00	AA–	1,578,250
200	20.333%, 1/01/26 (IF) (4)	1/22 at 100.00	AA–	308,600
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,002,290
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
3,000	Total Mississippi			4,182,180
	Missouri – 2.7% (2.1% of Total Investments)
370	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds,	11/20 at 100.00	N/R	374,629
	Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	2/17 at 100.00	N/R	959,830
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	No Opt. Call	A	3,408,240
	Project, Refunding Series 2014A, 5.000%, 1/01/23
4,370	Total Missouri			4,742,699

38  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 1.9% (1.4% of Total Investments)
$3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	$3,238,980
	5.000%, 9/01/32
	Nevada – 1.6% (1.3% of Total Investments)
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,465,798
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,363,852
2,505	Total Nevada			2,829,650
	New Jersey – 7.0% (5.4% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	B–	508,913
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,143,180
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,047,170
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	940,023
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	551,550
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	553,835
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	683,600
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/25 at 100.00	A3	664,550
	Bonds, Tender Option Bond Trust 2016-XF2340, 3.433%, 9/01/25 (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	1,060,680
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,070,424
	University Hospital, Series 2007, 5.250%, 7/01/21
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB– (5)	141,707
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	2,780,100
	Series 2007-1A, 5.000%, 6/01/29
12,275	Total New Jersey			12,145,732
	New York – 3.7% (2.8% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	542,530
	Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds,	No Opt. Call	A+	519,880
	Refunding Series 2014, 5.000%, 1/01/18
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
100	5.000%, 12/01/16	No Opt. Call	BB–	100,006
1,800	5.000%, 12/01/21	12/16 at 100.00	BB–	1,803,744
65	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	65,004
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee	No Opt. Call	Aa3	2,356,040
	Secured Refunding Series 2015, 5.000%, 11/15/25
1,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	12/16 at 100.00	BBB– (5)	1,002,280
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28 (Pre-refunded 12/30/16)
5,960	Total New York			6,389,484

NUVEEN  39

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.9% (0.7% of Total Investments)
$1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series	No Opt. Call	AAA	$1,095,671
	1993B, 6.000%, 1/01/18 – AMBAC Insured (ETM)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	No Opt. Call	AA	421,464
	5.250%, 1/01/25 – AGC Insured
1,440	Total North Carolina			1,517,135
	Ohio – 5.8% (4.4% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	2,961,454
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	1,437,150
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,159,460
	Project, Series 2009E, 5.625%, 10/01/19
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,277,811
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A–	2,140,940
	5.750%, 12/01/28
11,650	Total Ohio			9,976,815
	Oklahoma – 0.7% (0.6% of Total Investments)
1,120	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series	7/26 at 100.00	AAA	1,281,291
	2016, 5.000%, 7/01/36
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,070,610
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.2% (3.3% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	No Opt. Call	BBB–	93,292
	Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	491,844
480	4.000%, 5/01/21	No Opt. Call	BBB+	508,157
500	4.000%, 5/01/22	No Opt. Call	BBB+	531,695
520	4.000%, 5/01/23	No Opt. Call	BBB+	554,122
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA	2,443,690
	6/01/21 – AGM Insured
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,846,216
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative
	Minimum Tax)
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	406,456
435	5.000%, 12/01/21	No Opt. Call	BBB	480,344
6,750	Total Pennsylvania			7,355,816
	Rhode Island – 1.8% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	3,197,880
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.9% (1.5% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2,	No Opt. Call	A–	1,039,540
	5.000%, 1/01/18
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	6/24 at 100.00	AA–	2,242,680
	2014B, 5.000%, 12/01/31
3,000	Total South Carolina			3,282,220

40  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 6.3% (4.9% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,
	Covenant Health, Refunding Series 2012A:
$1,440	5.000%, 1/01/25	No Opt. Call	A	$1,612,685
2,170	5.000%, 1/01/26	No Opt. Call	A	2,413,560
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,220,140
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	443,004
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,128,008
1,490	5.000%, 2/01/24	No Opt. Call	A	1,629,568
1,365	5.000%, 2/01/25	No Opt. Call	A	1,494,088
9,885	Total Tennessee			10,941,053
	Texas – 10.7% (8.3% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series	No Opt. Call	BBB	557,320
	2013, 5.000%, 1/01/22
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%,	1/20 at 100.00	BBB+ (5)	224,378
	1/01/25 (Pre-refunded 1/01/20)
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	730,231
	2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,041,300
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	258,412
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,883,121
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,084,426
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	562,926
	Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	476,462
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	546,214
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	No Opt. Call	Baa1	109,277
	Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20
	(Alternative Minimum Tax)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.529%, 8/15/22 (IF) (4)	No Opt. Call	AA–	170,210
155	19.353%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	266,947
200	19.529%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	330,420
175	19.318%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	283,080
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	3,486,210
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	3,187,680
	2012, 5.000%, 12/15/27
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB– (5)	240,943
	Uplift Education, Series 2007A, 5.750%, 12/01/27 (Pre-refunded 12/01/17)
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/21 at 100.00	BBB	395,338
	Series 2011, 6.000%, 5/01/23
1,480	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2016B1,	No Opt. Call	AAA	1,770,391
	5.000%, 8/01/26
16,550	Total Texas			18,605,286

NUVEEN  41

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 1.8% (1.4% of Total Investments)
$3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	$3,096,690
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B1	893,007
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.2% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	2,089,820
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First	7/26 at 100.00	AA	1,456,901
	Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	587,360
	5.000%, 7/15/21
1,875	Total Virginia			2,044,261
	Washington – 0.5% (0.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	A+	794,220
	West Virginia – 0.6% (0.5% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	No Opt. Call	BBB+	1,029,152
	Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.756%, 4/01/22 (IF) (4)	No Opt. Call	Aa3	84,013
100	19.480%, 4/01/23 (IF) (4)	No Opt. Call	Aa3	179,170
185	19.138%, 4/01/24 (IF) (4)	4/23 at 100.00	Aa3	324,483
100	19.480%, 4/01/25 (IF) (4)	4/23 at 100.00	Aa3	171,325
435	Total Wisconsin			758,991
$204,808	Total Long-Term Investments (cost $223,337,236)			220,396,809

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.4% (1.8% of Total Investments)

	MUNICIPAL BONDS – 2.4% (1.8% of Total Investments)

	Illinois – 1.0% (0.7% of Total Investments)
$1,650	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand	7/18 at 100.00	A-1	$1,650,000
	Obligations, Tender Option Bond Floater 2015-XM0114, 0.580%, 7/01/37 (7)
	Kentucky – 1.0% (0.8% of Total Investments)
1,750	Kentucky State Property and Buildings Commission, Revenue Bonds, Tender Option Bond	2/19 at 100.00	A-1	1,750,000
	Floater 11767, 0.750%, 2/01/27 (7)
	Maine – 0.1% (0.1% of Total Investments)
200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	VMIG-1	200,000
	Tender Option Bond Floater 2009-XF0402, 0.580%, 7/01/39 (7)

42  NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.3% (0.2% of Total Investments)
$500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option	No Opt. Call	A-1	$500,000
	Bond Floater 3691, 0.580%, 2/15/17
$4,100	Total Short-Term Investments (cost $4,100,000)			4,100,000
	Total Investments (cost $227,437,236) – 129.5%			224,496,809
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (31.7)% (8)			(55,000,000)
	Other Assets Less Liabilities – 2.2%			3,845,939
	Net Assets Applicable to Common Shares – 100%			$173,342,748

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard
& Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 24.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements.

NUVEEN  43

Statement of
Assets and Liabilities	November 30, 2016 (Unaudited)

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Assets
Long-term investments, at value (cost $804,056,252 and $223,337,236, respectively)	$785,151,510	$220,396,809
Short-term investments, at value (cost $996,250 and $4,100,000, respectively)	999,550	4,100,000
Cash	—	719,195
Cash collateral at brokers(1)	415,446	—
Unrealized appreciation on interest rate swaps	858,558	—
Receivable for:
Interest	14,646,731	3,827,759
Investments sold	5,055,000	40,000
Variation margin on swap contracts	41,890	—
Other assets	28,760	662
Total assets	807,197,445	229,084,425
Liabilities
Cash overdraft	7,682,656	—
Floating rate obligations	3,200,000	—
Payable for:
Dividends	2,519,898	530,580
Interest	209,091	65,714
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs (liquidation preference
$175,000,000 and $55,000,000, respectively)	174,978,128	54,993,085
Accrued expenses:
Management fees	440,040	105,444
Trustees fees	34,685	2,620
Other	118,027	44,234
Total liabilities	189,182,525	55,741,677
Net assets applicable to common shares	$618,014,920	$173,342,748
Common shares outstanding	46,909,660	13,097,144
Net asset value (“NAV”) per common share outstanding	$13.17	$13.24

Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$469,097	$130,971
Paid-in surplus	670,112,474	186,890,877
Undistributed (Over-distribution of) net investment income	2,406,672	(85,633)
Accumulated net realized gain (loss)	(37,514,706)	(10,653,040)
Net unrealized appreciation (depreciation)	(17,458,617)	(2,940,427)
Net assets applicable to common shares	$618,014,920	$173,342,748
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.
44  NUVEEN

Statement of
Operations	Six Months Ended November 30, 2016 (Unaudited)

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Investment Income	$19,206,022	$4,427,459
Expenses
Management fees	2,747,277	659,581
Interest expense and amortization of offering costs	1,286,543	403,143
Custodian fees	53,770	21,377
Trustees fees	12,528	3,608
Professional fees	24,479	16,646
Shareholder reporting expenses	39,345	14,513
Shareholder servicing agent fees	8,208	8,194
Stock exchange listing fees	7,532	3,916
Investor relations expenses	37,029	10,465
Other	23,672	14,728
Total expenses	4,240,383	1,156,171
Net investment income (loss)	14,965,639	3,271,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(768,420)	(37,107)
Swaps	(2,916,934)	(1,252,374)
Change in net unrealized appreciation (depreciation) of:
Investments	(46,195,517)	(13,594,585)
Swaps	3,414,626	1,070,237
Net realized and unrealized gain (loss)	(46,466,245)	(13,813,829)
Net increase (decrease) in net assets applicable to common shares from operations	$(31,500,606)	$(10,542,541)

See accompanying notes to financial statements.
NUVEEN  45

Statement of
Changes in Net Assets	(Unaudited)

	Intermediate		Intermediate
	Duration (NID)		Duration Quality (NIQ)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/16	5/31/16	11/30/16	5/31/16
Operations
Net investment income (loss)	$14,965,639	$32,145,391	$3,271,288	$6,989,674
Net realized gain (loss) from:
Investments	(768,420)	(1,152,784)	(37,107)	(21,298)
Swaps	(2,916,934)	(9,497,055)	(1,252,374)	(2,068,331)
Change in net unrealized appreciation (depreciation) of:
Investments	(46,195,517)	25,418,559	(13,594,585)	9,816,310
Swaps	3,414,626	7,343,872	1,070,237	807,008
Net increase (decrease) in net assets applicable to common shares
from operations	(31,500,606)	54,257,983	(10,542,541)	15,523,363
Distributions to Common Shareholders
From net investment income	(16,043,104)	(32,086,207)	(3,438,000)	(7,543,955)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(16,043,104)	(32,086,207)	(3,438,000)	(7,543,955)
Net increase (decrease) in net assets applicable to common shares	(47,543,710)	22,171,776	(13,980,541)	7,979,408
Net assets applicable to common shares at the beginning of period	665,558,630	643,386,854	187,323,289	179,343,881
Net assets applicable to common shares at the end of period	$618,014,920	$665,558,630	$173,342,748	$187,323,289
Undistributed (Over-distribution of) net investment income at the
end of period	$2,406,672	$3,484,137	$(85,633)	$81,079

See accompanying notes to financial statements.
46  NUVEEN

Statement of
Cash Flows	Six Months Ended November 30, 2016 (Unaudited)

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(31,500,606)	$(10,542,541)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(83,015,792)	(7,843,422)
Proceeds from sales and maturities of investments	71,953,072	9,199,600
Proceeds from (Purchases of) short-term investments, net	—	(1,500,000)
Proceeds from (Payments for) swaps contracts, net	(2,916,934)	(1,252,374)
Payment-in-kind distributions	(69,475)	—
Amortization (Accretion) of premiums and discounts, net	3,128,750	1,484,863
Amortization of deferred offering costs	6,573	1,804
(Increase) Decrease in:
Cash collateral at brokers	(10,620)	502,327
Receivable for interest	111,932	86,660
Receivable for investments sold	965,285	310,000
Receivable for variation margin on swap contracts	(31,871)	11,830
Other assets	4,201	4,133
Increase (Decrease) in:
Payable for interest	16,878	5,304
Payable for investments purchased	(810,900)	—
Accrued management fees	(25,199)	(6,457)
Accrued Trustees fees	8,095	1,768
Accrued other expenses	11,817	(9,196)
Net realized (gain) loss from:
Investments	768,420	37,107
Swaps	2,916,934	1,252,374
Paydowns	—	1,840
Change in net unrealized (appreciation) depreciation of:
Investments	46,195,517	13,594,585
Swaps(1)	(2,111,931)	(346,762)
Net cash provided by (used in) operating activities	5,594,146	4,993,443
Cash Flows from Financing Activities
Increase (Decrease) in:
Cash overdraft	7,262,041	(770,934)
Floating rate obligations	3,200,000	—
Cash distribution paid to common shareholders	(16,056,187)	(3,503,854)
Net cash provided by (used in) financing activities	(5,594,146)	(4,274,248)
Net Increase (Decrease) in Cash	—	719,195
Cash at beginning of period	—	—
Cash at end of period	$—	$719,195

Intermediate
	Intermediate	Duration
	Duration	Quality
Supplemental Disclosure of Cash Flow Information	(NID)	(NIQ)
Cash paid for interest (excluding amortization of offering costs)	$1,260,577	$395,324

(1)	Excluding over-the-counter cleared swaps.
See accompanying notes to financial statements.
NUVEEN  47

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

					Less Distributions to Common Shareholders
		Investment Operations							Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)		From Net Investment Income	From Accumulated Net Realized Gains
										Ending Share Price
								Offering Costs	Ending NAV
				Total			Total
Intermediate Duration (NID)
Year Ended 5/31:
2017(g)	$14.19	$0.32	$(1.00)	$(0.68)	$(0.34)	$—	$(0.34)	$—	$13.17	$12.81
2016	13.72	0.68	0.47	1.15	(0.68)	—	(0.68)	—	14.19	13.68
2015	13.69	0.69	0.02	0.71	(0.68)	—	(0.68)	—	13.72	12.48
2014	14.04	0.69	(0.37)	0.32	(0.67)	—	(0.67)	— **	13.69	12.59
2013(d)	14.33	0.26	(0.30)	(0.04)	(0.22)	—	(0.22)	(0.03)	14.04	13.00

Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2017(g)	14.30	0.25	(1.05)	(0.80)	(0.26)	—	(0.26)	—	13.24	12.29
2016	13.69	0.53	0.66	1.19	(0.58)	—	(0.58)	—	14.30	13.53
2015	13.87	0.58	(0.16)	0.42	(0.60)	—	(0.60)	—	13.69	12.49
2014	14.12	0.60	(0.27)	0.33	(0.58)	—	(0.58)	—	13.87	12.92
2013(e)	14.33	0.14	(0.22)	(0.08)	(0.10)	—	(0.10)	(0.03)	14.12	13.09

	VMTP Shares
	at the End of Period
	Aggregate Amount Outstanding(000)	Asset Coverage Per $100,000 Share
Intermediate Duration (NID)
Year Ended 5/31:
2017(g)	$175,000	$453,151
2016	175,000	480,319
2015	175,000	467,650
2014	175,000	466,985
2013(d)	175,000	476,271
Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2017(g)	55,000	415,169
2016	55,000	440,588
2015	55,000	426,080
2014	55,000	430,313
2013(e)	55,000	436,154

48  NUVEEN

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)
		Ending
	Based on	Net			Net		Portfolio
Based on	Share	Assets			Investment		Turnover
NAV(a)	Price(a)	(000)	Expenses(c)		Income (Loss)		Rate(f)
(4.91)%	(4.01)%	$618,015	1.27	%*	4.49	%*	9%
8.66	15.59	665,559	1.20		4.96		10
5.29	4.62	643,387	1.23		5.01		18
2.66	2.47	642,224	1.28		5.33		19
(0.46)	(11.94)	658,474	1.05	*	3.97	*	20

(5.69)	(7.38)	173,343	1.23	*	3.48	*	3
8.85	13.26	187,323	1.20		3.83		7
3.01	1.27	179,344	1.16		4.17		15
2.70	3.64	181,672	1.21		4.57		13
(0.77)	(12.12)	184,885	1.10	*	3.30	*	1

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)	The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

Intermediate Duration (NID)
Year Ended 5/31:
2017(g)	0.39	%*
2016	0.30
2015	0.33
2014	0.36
2013(d)	0.23	*

Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2017(g)	0.43	%*
2016	0.38
2015	0.33
2014	0.36
2013(e)	0.30	*

(d)	For the period December 5, 2012 (commencement of operations) through May 31, 2013.
(e)	For the period February 7, 2013 (commencement of operations) through May 31, 2013.
(f)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(g)	For the six months ended November 30, 2016.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.
NUVEEN  49

Notes to Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
•  Nuveen Intermediate Duration Municipal Term Fund (NID) (“Intermediate Duration (NID)”)
•  Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ) (“Intermediate Duration Quality (NIQ)”)
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.
The end of the reporting period for the Funds is November 30, 2016, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2016 (the “current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is an operating division of TIAA Global Asset Management. The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
Intermediate Duration (NID) seeks to provide a high level of current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund will seek to achieve its investment objectives by investing in municipal securities that the Sub-Adviser believes are underrated or undervalued, based upon its bottom-up, research-driven investment strategy. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund’s portfolio will be actively managed, with the goal of capitalizing on historically favorable municipal credit spreads (the difference between yields on municipal securities across all debt rating categories) currently available in the market. Under normal circumstances, the Fund will invest at least 80% of its managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates) in municipal securities and other related investments, the income from which is exempt from regular federal income tax. The Fund will invest at least 50% of its managed assets in investment grade municipal securities; it also may invest in below investment grade securities, which are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal, and are commonly referred to as junk bonds or high yield debt.
Intermediate Duration Quality (NIQ) seeks to provide current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of primarily investment grade quality municipal securities (at least 80% of managed assets), the income from which is exempt from regular federal income tax. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund will emphasize the purchase of municipal securities that the Sub-Adviser believes are underrated or undervalued. The Fund’s portfolio will be actively managed, seeking to capitalize on favorable relative value opportunities, with the goal of outperforming broad municipal market benchmarks over the life of the Fund.
Effective August 5, 2016, the Funds changed their investment policy to limit the amount of securities subject to the alternative minimum tax (“AMT”) to no more than 20% (30% prior to August 5, 2016) of each Fund’s managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates).
50  NUVEEN

Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any when issued/delayed delivery purchase commitments.
Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable
NUVEEN  51

Notes to Financial Statements (Unaudited) (continued)
market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Funds’ Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Intermediate Duration (NID)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$785,151,510	$—	$785,151,510
Short-Term Investments*:
Municipal Bonds	—	999,550	—	999,550
Investments in Derivatives:
Interest Rate Swaps**	—	1,442,825	—	1,442,825
Total	$—	$787,593,885	$—	$787,593,885

Intermediate Duration Quality (NIQ)
Long-Term Investments*:
Municipal Bonds	$—	$220,396,809	$—	$220,396,809
Short-Term Investments*:
Municipal Bonds	—	4,100,000	—	4,100,000
Total	$—	$224,496,809	$—	$224,496,809

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as
52  NUVEEN

approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:
(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.
(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely- traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.
3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
NUVEEN  53

Notes to Financial Statements (Unaudited) (continued)
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
Floating Rate Obligations Outstanding	(NID)	(NIQ)
Floating rate obligations: self-deposited Inverse Floaters	$3,200,000	$—
Floating rate obligations: externally-deposited Inverse Floaters	185,060,000	48,320,000
Total	$188,260,000	$48,320,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:
		Intermediate
	Intermediate	Duration
	Duration	Quality
Self-Deposited Inverse Floaters	(NID)	(NIQ)
Average floating rate obligations outstanding	$489,617	$—
Average annual interest rate and fees	1.11%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, Intermediate Duration (NID) had outstanding borrowings under such liquidity facilities in the amount of $17,010,340, which is recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities. There was no loans outstanding under any such facilities for Intermediate Duration Quality (NIQ) as of the end of the reporting period.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
54  NUVEEN

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
Floating Rate Obligations – Recourse Trusts	(NID)	(NIQ)
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$3,200,000	$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	175,250,000	48,320,000
Total	$178,450,000	$48,320,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Interest Rate Swaps Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which begin at a specified date in the future (the “effective date”).
The amount of the payment obligation is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.
Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), a Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the net amount recorded on these transactions, for each counterparty, is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps (, net).”
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps (, net)” as described in the preceding paragraph.
The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In
NUVEEN 55

Notes to Financial Statements (Unaudited) (continued)
certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums paid and/or received” on the Statement of Assets and Liabilities.
During the current fiscal period, each Fund, as part of its duration management strategy, used duration shortening forward interest rate swap contracts to help maintain its ten-year duration mandate. Intermediate Duration Quality (NIQ) eliminated its duration hedge during the current fiscal period and did not hold any forward interest rate swap positions as of the end of the reporting period.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Average notional amount of interest rate swap contracts outstanding*	$24,500,000	$4,600,000

* The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
		Location on the Statement of Assets and Liabilities
		Asset Derivatives			(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location		Value
Intermediate Duration (NID)
Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on	$858,558	—		$ —
		interest rate swaps
	Swaps (OTC Cleared)	Cash collateral at brokers	584,267	—		—
		and Receivable for variation
		margin on swap contracts**
Total			$1,442,825			$ —

** Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund’s Portfolio of Investments and not the asset and/or liability amount as described in the table above.
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Gross Amounts Not Offset
on the Statement of
		Gross		Gross		Amounts	Net Unrealized	Assets and Liabilities
		Unrealized		Unrealized		Netted on	Appreciation			Collateral
		Appreciation on		(Depreciation)		Statement of	(Depreciation) on			Pledged
		Interest		on Interest		Assets and	Interest	Financial		to (from)	Net
Fund	Counterparty	Rate Swaps	***	Rate Swaps	***	Liabilities	Rate Swaps	Instruments	****	Counterparty	Exposure
Intermediate Duration (NID)	JPMorgan Chase Bank, N.A.	$858,558		$ —		$ —	$858,558	$ —		$(773,809)	$(84,749)
***	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.
****	Represents inverse floating rate securities available for offset.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
				Change in Net
			Net Realized	Unrealized Appreciation
	Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Fund	Risk Exposure	Instrument	Swaps	Swaps
Intermediate Duration (NID)	Interest rate	Swaps	$(2,916,934)	$3,414,626
Intermediate Duration Quality (NIQ)	Interest rate	Swaps	$(1,252,374)	$1,070,237

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk,
56  NUVEEN

consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4. Fund Shares
Common Share Transactions
The Funds did not have any transactions in common shares during current and prior fiscal periods.
Preferred Shares
Variable Rate MuniFund Term Preferred Shares
Each Fund has issued and has outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, VMTP Shares outstanding, at liquidation preference, for each Fund was as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
Intermediate Duration (NID)	2018	1,750	$175,000,000
Intermediate Duration Quality (NIQ)	2018	550	$55,000,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of each Fund, subject to payment of premium for approximately one year following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. Each Fund may be obligated to redeem a certain amount of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

		Term	Premium
Fund	Series	Redemption Date	Expiration Date
Intermediate Duration (NID)	2018	August 1, 2018	June 30, 2016
Intermediate Duration Quality (NIQ)	2018	November 1, 2018	September 30, 2016

The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Average liquidation preference of VMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	1.45%	1.45%

VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as a component of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
NUVEEN  57

Notes to Financial Statements (Unaudited) (continued)
Dividends on VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with each Fund’s offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Variable Rate MuniFund Term Preferred (“VMTP”) shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in VMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	May 31, 2016
Intermediate Duration (NID)	Series	Shares	Amount
VMTP Shares issued	2018	1,750	$175,000,000
VMTP Shares exchanged	2016	(1,750)	(175,000,000)
Net increase (decrease)		—	$—

	Year Ended
	May 31, 2016
Intermediate Duration Quality (NIQ)	Series	Shares	Amount
VMTP Shares issued	2018	550	$55,000,000
VMTP Shares exchanged	2016	(550)	(55,000,000)
Net increase (decrease)		—	$—

5. Investment Transactions
Long-term purchases and sales (including maturities but excluding and derivative transactions, where applicable) during the current fiscal period were as follows:
		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Purchases	$83,015,792	$7,843,422
Sales and Maturities	71,953,072	9,199,600

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
58  NUVEEN

As of November 30, 2016, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Cost of investments	$800,442,052	$227,262,743
Gross unrealized:
Appreciation	$14,210,780	$2,307,810
Depreciation	(31,701,772)	(5,073,744)
Net unrealized appreciation (depreciation) of investments	$(17,490,992)	$(2,765,934)

Permanent differences, primarily due to taxable market discount, federal taxes paid, paydowns and nondeductible offering costs resulted in reclassifications among the Funds’ components of net assets as of May 31, 2016, the Funds’ last tax year end, as follows:
		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Paid-in surplus	$(161,450)	$(126,003)
Undistributed (Over-distribution of) net investment income	145,798	118,968
Accumulated net realized gain (loss)	15,652	7,035

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2016, the Funds’ last tax year end, were as follows:
Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Undistributed net tax-exempt income[1]	$5,051,966	$610,451
Undistributed net ordinary income[2]	—	—
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2016, and paid on June 1, 2016.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2016, was designated for purposes of the dividends paid deduction as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Distributions from net tax-exempt income	$33,856,785	$8,126,064
Distributions from net ordinary income[2]	3,046	1,586
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
NUVEEN  59

Notes to Financial Statements (Unaudited) (continued)
As of May 31, 2016, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Capital loss to be carried forward – not subject to expiration	$33,800,989	$9,363,560

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
For the period June 1, 2016 through July 31, 2016, the annual Fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Average Daily Managed Assets*	Fund-Level Fee	Fund-Level Fee
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3375	0.2375
For managed assets over $5 billion	0.3250	0.2250

Effective August 1, 2016, the annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Average Daily Managed Assets*	Fund-Level Fee	Fund-Level Fee
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

60  NUVEEN

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2016, the complex-level fee for each Fund was 0.1621%.

Other Transactions with Affiliates
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.
8. Borrowing Arrangements
Uncommitted Line of Credit
During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, they did not have any outstanding balances during the current fiscal period.
NUVEEN  61

Notes to Financial Statements (Unaudited) (continued)
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.5 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, along with a number of Nuveen closed-end funds, including all of the Funds covered by this shareholder report. The credit facility expires in July 2017 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, neither Fund utilized this facility.
9. New Accounting Pronouncements
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2015-03: Interest-Imputation of Interest
The Funds have adopted the disclosure provisions of ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30) — Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying amount of the associated debt liability. Prior to the issuance of ASU 2015-03, debt issuance costs were required to be presented in the balance sheet as a deferred charge (i.e., an asset). ASU 2015-03 is limited to simplifying the presentation of debt issuance costs. ASU 2015-03 does not affect the recognition and measurement of debt issuance costs.
10. Subsequent Events
Uncommitted Line of Credit
On December 31, 2016, the Funds borrowed the following amounts from the Unsecured Credit Line, each at an annualized interest rate of 2.02% on their respective outstanding balance.
Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID)	(NIQ)
Outstanding balance at December 31, 2016	$7,036,389	$358,494

62  NUVEEN

Additional
Fund Information

Board of Trustees
William Adams IV*	Margo Cook*	Jack B. Evans	William C. Hunter	David J. Kundert	Albin F. Moschner
John K. Nelson	William J. Schneider	Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered		Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm		Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP		State Street Bank
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street		& Trust Company
	Boston, MA 02111		Chicago, IL 60601		Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
NUVEEN  63

Glossary of Terms
    Used in this Report
■  Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.
■  Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
■  Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
■  Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
■  Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indices.
■  Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
■  Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
 Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
■  Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
■  Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
■  Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local govern- ments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collat- eral, pre-refunding generally raises a bond’s credit rating and thus its value.
64  NUVEEN

■  Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
■  S&P Intermediate Duration Municipal Yield Index: An unleveraged, market value-weighted index that tracks both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■  S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume investment of distributions, but do not reflect any applicable sales charges or management fees.
■  S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■  Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial lever- age. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
■  Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
NUVEEN  65

Reinvest Automatically, Easily and Conveniently
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.
Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.
66  NUVEEN

Notes

NUVEEN  67

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen helps secure the long-term goals of individual investors and the advisors who serve them. As an operating division of TIAA Global Asset Management, Nuveen provides access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com
ESA-C-1116D 22027-INV-B-01/18

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: February 3, 2017

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 3, 2017